Derecognition of financial assets - Summary of Carrying Amount and Fair Value of Transferred Assets Did Not Qualify for Derecognition (Detail) - CAD ($) $ in Millions	Oct. 31, 2023	Oct. 31, 2022
Disclosure of Transferred Financial Assets That are Not Derecognised in Their Entirety [Line Items]
Carrying amount of transferred assets that do not qualify for derecognition	$ 363,550	$ 306,759
Carrying amount of associated liabilities	363,245	306,124
Fair value of transferred assets	361,710	305,121
Fair value of associated liabilities	362,018	304,847
Fair value of net position	(308)	274
Canadian residential mortgage loans [member]
Disclosure of Transferred Financial Assets That are Not Derecognised in Their Entirety [Line Items]
Carrying amount of transferred assets that do not qualify for derecognition	28,312	32,812
Carrying amount of associated liabilities	28,007	32,177
Fair value of transferred assets	26,472	31,174
Fair value of associated liabilities	26,780	30,900
Fair value of net position	(308)	274
Securities Sold Under Repurchase Agreements [member]
Disclosure of Transferred Financial Assets That are Not Derecognised in Their Entirety [Line Items]
Carrying amount of transferred assets that do not qualify for derecognition	313,558	258,615
Carrying amount of associated liabilities	313,558	258,615
Fair value of transferred assets	313,558	258,615
Fair value of associated liabilities	313,558	258,615
Securities Loaned [Member]
Disclosure of Transferred Financial Assets That are Not Derecognised in Their Entirety [Line Items]
Carrying amount of transferred assets that do not qualify for derecognition	21,680	15,332
Carrying amount of associated liabilities	21,680	15,332
Fair value of transferred assets	21,680	15,332
Fair value of associated liabilities	$ 21,680	$ 15,332